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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
MASSACHUSETTS TAX
FREE INCOME FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

January 31, 1996
Dear Shareholder,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Massachusetts Tax Free Income Fund, containing your portfolio managerOs commentary and complete financial information.

Favorable Economic Conditions in 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

New England Funds - Where the Best Minds Meet
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar for his past record of accomplishment in fund management at Loomis Sayles.**
* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,

          /s/PETER S. VOSS    /s/HENRY L.P. SCHMELZER
          Peter S. Voss       Henry L.P. Schmelzer
                          Chairman                           President

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES

COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND THE COST OF LIVING(5)
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Municipal Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

New England Massachusetts Tax Free Income Fund - Net Asset Value(1)
Year                                                           Amount
-----                                                          ------
1995                                                          $21,705
1994                                                          $18,419
1993                                                          $19,896
1992                                                          $17.701
1991                                                          $16,229
1990                                                          $14,559
1989                                                          $13,839
1988                                                          $12,815
1987                                                          $11,678
1986                                                          $11,599
3/23/84                                                       $10,000

New  England  Massachusetts Tax Free Income Fund - With Maximum  Sales
Charge(2)
Year                                                           Amount
-----                                                          ------
1995                                                          $20,783
1994                                                          $17,637
1993                                                          $19,050
1992                                                          $16,948
1991                                                          $15,539
1990                                                          $13,940
1989                                                          $13,251
1988                                                          $12,271
1987                                                          $11,182
1986                                                          $11,106
3/23/84                                                        $9,575

Lehman Municipal Index(4)
Year                                                           Amount
-----                                                          ------
1995                                                          $24,203
1994                                                          $20,606
1993                                                          $21,729
1992                                                          $19,352
1991                                                          $17,786
1990                                                          $15,860
1989                                                          $14,782
1988                                                          $13,343
1987                                                          $12,112
1986                                                          $11,932
3/23/84                                                       $10,000

Cost of Living(5)
Year                                                           Amount
-----                                                          ------
1995                                                          $14,055
1994                                                          $13,697
1993                                                          $13,340
1992                                                          $12,983
1991                                                          $12,617
1990                                                          $12,242
1989                                                          $11,537
1988                                                          $11,025
1987                                                          $10,558
1986                                                          $10,110
3/23/84                                                       $10,000

     This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/95*
CLASS A                      1 YEAR           5 YEARS        10 YEARS
Net Asset Value(1)           17.84%             8.31%           8.06%
With Max. Sales Charge(2)     12.83              7.38            7.59
Lipper MA Municipal Average(6)16.82              8.70            8.11

CLASS B (INCEPTION 9/13/93)  1 YEAR   SINCE INCEPTION
Net Asset Value(1)           17.03%             3.47%
With CDSC(3)                  13.03              2.28
Lehman Municipal Index(4)     17.46              5.63
Lipper MA Municipal Average(6) 16.82             4.58

YIELDS AS OF 12/31/95*
                            CLASS A           CLASS B
SEC 30-day Yield              4.96%             4.54%
Taxable Equivalent Yield       9.33              8.54

SEC Yield is based on the FundOs net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines. Taxable equivalent yield is based on the maximum combined federal and Massachusetts state income tax bracket of 46.85%. The alternative minimum tax may apply. Some federal and state taxes may apply.
 * These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.25% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.
6    Lipper  Average  is  an average of the total  return  performance
     (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

[PHOTO]
MASSACHUSETTS TAX FREE
INCOME FUND

Portfolio Manager:  James Welch
Back Bay Advisers, L.P.

For investors in both stocks and bonds, 1995 was an outstanding year. The stock market, as measured by the Dow Jones Industrial Average1, repeatedly reached record highs, and the bond market provided attractive yields and total returns. In large measure, this reflected the Federal Reserve BoardOs success at bringing the economy in for a Osoft landingO: At year-end, economic growth was moderate, and inflation under control.

Almost all sectors of the bond market participated in a rally that sustained itself for most of the year. There was a modest pull back during the second quarter, as investors turned their attention to the stock market, but momentum was regained over the final six months of the year. The rally was driven by a sharp decline in interest rates. From the beginning to the end of the FundOs fiscal year, the yield on 30-year Treasury bonds fell by 1.75 percentage points, from 7.70% to 5.95%. Although U.S. government bonds were the biggest beneficiaries of this decline, most other fixed-income securities, including municipal bonds, received a significant boost as well.

How Your Fund Performed
The FundOs Class A shares posted a positive total return of 17.84% for the 12-month period, based on net asset value. We had anticipated the economyOs soft landing,

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
and had positioned the Fund early on to take advantage of such an environment. We began upgrading the quality of the securities in the FundOs portfolio during the prior fiscal year, and continued to do so throughout 1995. As interest rates declined, the Oyield gapO between bonds of higher and lower quality narrowed, making it possible to invest in relatively high quality bonds without sacrificing performance. This strategy also helped the Fund perform very well relative to other funds with similar objectives. The FundOs total return stands up nicely when compared to the 16.82% return for the Lipper Massachusetts Municipal Average2.

In addition to its strong total return, your Fund continued to provide a high level of tax-exempt income during the year. On December 31, 1995, the FundOs yields for Class A and Class B shares were 4.96% and 4.54%, respectively.a. These translate into taxable equivalent yields of 9.33% for Class A shares and 8.54% for Class B shares, based on the maximum combined federal and Massachusetts state income tax rate of 46.85%3.

How We Managed Your Fund
The stateOs economy has fully recovered from the lows of the early O90s. We now plan to invest in general obligation bonds issued by the state and local municipalities, although revenue bonds continue to receive emphasis.
a. Yield is calculated using a standard formula established by the Securities and Exchange Commission, and is an annualized percentage based on the yield earned for the FundOs Class A and Class B shares during the 30 days ending December 31, 1995.
NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

Because the Fund had been positioned in high-quality, longer-term Massachusetts municipal bonds, it received the full benefit of declining interest rates. At year end the average maturity of the securities in the portfolio was 20 years, and the average quality rating was AA-.
Given the likelihood of further consolidation in the healthcare industry and the CongressOs stated desire to reform Medicare and
Medicaid, we have dramatically reduced our investments in the healthcare sector. As healthcare bonds were sold, assets were invested in other sectors, including transportation and utilities. Utility bonds offer liquidity; they also tend to enhance portfolio stability. The transportation sector showed particular improvement as the economy picked up steam. The technology sector was also a source of some attractive investments. This sector, which continues to play a prominent role in the stateOs economy, has strengthened in recent years as a result of the reorganizations of many formerly troubled companies.
Outlook For the Municipal Market
We believe the long-term outlook for the Massachusetts municipal bond market is positive. The impact of events such as the impasse over the federal governmentOs debt ceiling and ongoing discussions about tax reform should prove to be short-term in nature. In fact, lower prices that resulted from the marketOs concerns about tax reform were taken as a buying opportunity for the Fund.
Municipal bonds may also continue to enjoy their current attractiveness compared to Treasury securities.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

With some municipal bonds yielding as much as 90% of Treasuries at year-end, they offer exceptional value for investors. This becomes even more apparent when municipal bond yields are compared to Treasuries on a taxable-equivalent basis.

In recent years, there has been a steady decline in the volume of new issue municipal bonds in Massachusetts - $4.7 billion were issued in 1995, down 5% from 1994. This trend should continue in the future. The combination of relatively low supply and steady demand from investors seeking relief from federal and state income taxes suggests a favorable environment for Massachusetts municipal bonds and for the Fund.

A special note
Shareholders of the Fund recently approved a proposal to eliminate the restriction on the FundOs ability to purchase securities that could generate interest subject to the Federal Alternative Minimum Tax
(AMT).

We believe the FundOs change will enhance its ability to achieve a higher yield. While the amount of income subject to AMT may increase, causing some shareholders to pay additional taxes, most shareholders are not affected. You may wish to consult your tax adviser to learn if you are affected.
1 The Dow Jones Industrial Average is an unmanaged index of the price of 30 stocks, all of which are traded on the New York Stock Exchange.
2 The Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar objectives, as calculated by Lipper Analytical Services, an independent mutual fund ranking service.
3 Alternative minimum tax (AMT) may apply. Some federal or state taxes may apply.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

PORTFOLIO QUALITY AS OF 12/31/95
[A pie chart appears here, illustrating the portfolio quality of New England Massachusetts Tax Free Income Fund at June 30, 1995. The pie chart is broken in pieces representing credit ratings in the following percentages:]

CREDIT RATINGS      PERCENTAGE
-------------------------------
AAA                      43.3%
AA                        7.9%
A                        32.1%
BBB                      12.2%
Below BBB                 4.5%
-------------------------------
AVERAGE CREDIT QUALITY = AA-
AVERAGE PORTFOLIO MATURITY = 20 YEARS
Credit ratings supplied by Standard & PoorOs

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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
MASSACHUSETTS TAX
FREE INCOME FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

TAX EXEMPT BONDS--99.5% OF TOTAL NET ASSETS

                                                                 RATINGS (C)
                                                                 (UNAUDITED)
                                                               -------------
      FACE                                                          STANDARD
    AMOUNT ISSUER                                       MOODY'S     & POOR'S     VALUE (A)
--------------------------------------------------------------------------------
------------
           MASSACHUSETTS STATE GENERAL OBLIGATION--3.0%
$2,000,000      Massachusetts State Consolidated Loan, Series A,
           7.625%, 06/01/08                                  AAA         AAA    $2,349,520
1,500,000  Massachusetts State Consolidated Loan, Series A,
           5.000%, 01/01/13                                   A1          A+     1,441,860
                                                                              ------------
                                                                                 3,791,380
                                                                              ------------

           MASSACHUSETTS STATE HEALTH & EDUCATION FACILITY
           AUTHORITY--23.7%
2,000,000  Baystate Medical Center, Series D,
           5.000%, 07/01/20 (AMBAC)                          AAA         AAA     1,889,420
1,000,000  Berkshire Health System, Series C,
           5.900%, 10/01/11                                   --        BBB-       896,800
3,000,000  Boston University Ribs, Series L,
           9.092%, 10/01/31 (MBIA).                          Aaa         AAA     3,519,630
2,500,000  Central Massachusetts Medical Center, Series A,
           7.100%, 07/01/21 (AMBAC)                          Aaa         AAA     2,858,875
1,750,000  Charlton Memorial Hospital, Series B, 7.250%,
           07/01/13                                            A          A-     1,878,888
1,000,000  Children's Hospital, Series E, 6.125%, 10/01/12Aa              AA     1,050,600
5,000,000  Dana Farber, Series G-1, 6.250%, 12/01/22          A1           A     5,169,450
1,410,000  Faulkner Hospital, Series C, 6.000%, 07/01/13   Baa1         BBB+     1,386,030
2,400,000  Medical Center of Central Mass, Issue A,
           7.000%, 07/01/12                                   A1          A-     2,579,400
1,000,000  New England Baptist Hospital, Series B,
           7.300%, 07/01/11                                    A        BBB+     1,068,210
1,220,000  New England Deaconess Hospital, Series D,
           6.875%, 04/01/22 (AMBAC)                          Aaa         AAA     1,347,368
1,190,000  New England Medical Center, Series F,
           6.625%, 07/01/25 (FGIC).                          Aaa         AAA     1,293,958
1,000,000  Tufts University, Series D, 7.750%, 08/01/13       A1          A+     1,108,120
1,500,000  Valley Regional Health System, Series B,
           8.000%, 07/01/18                                  AAA          --     1,752,630
1,000,000  Valley Regional Health System, Series C,
           6.250%, 07/01/11 (CONNIE LEE)                      --         AAA     1,100,640
1,000,000  Wentworth Institute of Technology Series A,
           7.400%, 04/01/10 (AMBAC)                          Aaa         AAA     1,139,820
                                                                              ------------
                                                                                30,039,839

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--CONTINUED
                                                                 RATINGS (C)
                                                                 (UNAUDITED)
                                                               -------------
      FACE                                                          STANDARD
    AMOUNT ISSUER                                       MOODY'S     & POOR'S     VALUE (A)
--------------------------------------------------------------------------------
------------
Massachusetts State Housing Finance Agency--17.7%
  $215,000 Housing Revenue, Series A., 9.000%, 12/01/18       --          A+     $ 225,941
   635,000 Housing Revenue, Series A., 7.750%, 12/01/19       --           A       654,438
 4,640,000 Housing Revenue, Series A, 6.375%, 4/01/21         A1          A+     4,764,816
1,350,000  Housing Revenue, Series B, 6.500%, 07/01/25
           (AMBAC)                                           Aaa         AAA     1,415,745
  715,000  Multifamily Residential Development, Series A,
           7.650%, 02/01/28 (FNMA).                          Aaa         AAA       753,345
2,500,000  Residential Development, Series E,
           6.250%, 11/15/12 (FNMA).                          Aaa         AAA     2,601,475
2,000,000  Residential Development, Series F, 6.250%,
           11/15/12                                          Aaa         AAA     2,096,800
1,300,000  Residential Development, Series I,
           6.900%, 11/15/25 (FNMA).                          AAA         AAA     1,401,075
2,000,000  Residential Development-FNMA COLL-A,
           6.900%, 11/15/24 (FNMA).                          Aaa         AAA     2,148,820
1,000,000  Residential Development-FNMA COLL-D,
           6.800%, 11/15/12                                  Aaa         AAA     1,080,270
1,175,000  Single Family Mortgage, Series A., 6.300%,
           10/01/13                                            A          A+     1,213,047
  400,000  Single Family Mortgage, Series 4, 7.375%,
           06/01/14                                           Aa          A+       413,276
1,555,000  Single Family Mortgage, Series 13, 7.950%,
           06/01/23                                           Aa          A+     1,654,924
2,000,000  Single Family Mortgage, Series 32, 6.600%,
           12/01/26                                           Aa          A+     2,088,380
                                                                              ------------
                                                                                22,512,352
                                                                              ------------
           MASSACHUSETTS STATE INDUSTRIAL FINANCE
           AGENCY--6.6%
1,000,000  Harvard Community Health Plan, Series B,
           7.750%, 10/01/08 (MBIA).                          Aaa         AAA     1,109,600
3,000,000  Holy Cross College, 6.450%, 01/01/12               A1          A+     3,246,330
1,500,000  First Healthcare Corp Project, 7.750%, 4/01/19     --          --     1,519,605
  475,000  Ogden Haverhill Project, 7.250%,12/01/06
           (AMBAC).                                          Aaa         AAA       497,905
1,000,000  Ogden Haverhill Project, 7.375%, 12/01/11
           (AMBAC).                                          Aaa         AAA     1,049,690
1,000,000  Refusetech Inc., Series A, 6.300%, 07/01/05      Baa1         BBB     1,060,650
                                                                              ------------
                                                                                 8,483,780

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--CONTINUED

                                                                 RATINGS (C)
                                                                 (UNAUDITED)
                                                               -------------
      FACE                                                          STANDARD
    AMOUNT ISSUER                                       MOODY'S     & POOR'S     VALUE (A)
--------------------------------------------------------------------------------
------------
Other Massachusetts Obligations--30.3%
$2,500,000 Massachusetts Bay Transportation Authority, Series
           A, 5.750%, 03/01/18                                A1          A+    $2,547,225
1,310,000  Massachusetts Educational Loan Authority,
           7.250%, 01/01/09 (MBIA).                          Aaa         AAA     1,354,239
1,500,000  Massachusetts Municipal Wholesale Electric,
           6.750%, 07/01/08                                    A        BBB+     1,655,190
2,500,000  Massachusetts Municipal Wholesale Electric,
           6.750%, 07/01/11                                    A        BBB+     2,725,300
2,400,000  Massachusetts Municipal Wholesale Electric,
           5.000%, 07/01/14 (AMBAC)                          Aaa         AAA     2,318,496
4,450,000  Massachusetts Municipal Wholesale Electric,
           5.000%, 07/01/17 (AMBAC)                          Aaa         AAA     4,285,439
4,000,000  Massachusetts Pollution Control, Boston Edison,
           Series A, 5.750%, 02/01/14.                      Baa2         BBB     4,002,800
2,690,000  Massachusetts Port Authority, Series A, 5.000%,
           07/01/15                                           Aa         AA-     2,592,649
3,315,000  Massachusetts State Convention Center, Series A,
           5.375%, 09/01/13                                   A1          A+     3,328,359
2,100,000  Massachusetts Water Pollution Abatement, Series B,
           5.250%, 08/01/14                                   Aa          A+     2,132,382
1,250,000  Massachusetts Water Resource Authority, Series A,
           6.750%, 07/15/12                                  Aaa         AAA     1,433,950
3,185,000  Massachusetts Water Resource Authority, Series B,
           5.500%, 03/01/17                                    A           A     3,149,424
3,000,000  Massachusetts Water Resource Authority, Series B,
           4.750%, 12/01/21 (MBIA).                          AAA         AAA     2,768,820
4,300,000  Massachusetts Water Resource Authority, Series B,
           5.000%, 03/01/22 (MBIA).                          Aaa         AAA     4,118,239
                                                                              ------------
                                                                                38,412,512
                                                                              ------------
           MASSACHUSETTS MUNICIPALITIES--5.5%
3,635,000  Boston Water & Sewer Commission
           5.250%, 11/01/11 (FGIC).                          Aaa         AAA     3,676,439
1,000,000  Haverhill, Series A, 7.000%, 06/15/12 (FGIC).     Aaa         AAA     1,112,440
1,000,000  Nantucket 6.800%, 12/01/11                          A          --     1,096,270
1,000,000  Worcester 6.900%, 05/15/07 (MBIA).                Aaa         AAA     1,155,560
                                                                              ------------
                                                                                 7,040,709
                                                                              ------------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--CONTINUED
                                                                 RATINGS (C)
                                                                 (UNAUDITED)
                                                               -------------
      FACE                                                          STANDARD
    AMOUNT ISSUER                                       MOODY'S     & POOR'S     VALUE (A)
--------------------------------------------------------------------------------
------------
           PUERTO RICO OBLIGATIONS--3.0%
$750,000 Puerto Rico Aqueduct & Sewer Authority
           10.250%, 07/01/09                                 Aaa         AAA    $1,068,203
1,000,000 Puerto Rico Aqueduct & Sewer Authority
           6.250%, 07/01/13                                 BAA1           A     1,085,920
1,600,000 Commonwealth of Puerto Rico, Highway &
           Transportation Authority,
           5.500%, 07/01/13                                 BAA1           A     1,603,552
                                                                              ------------
                                                                                 3,757,675
                                                                              ------------
           OTHER OBLIGATIONS--9.7%
1,000,000  Guam Airport Authority Revenue Bond, Series B,
           6.400%, 10/01/05                                   --         BBB     1,029,060
2,500,000  Guam Airport Authority Revenue Bond, Series B,
           6.600%, 10/01/10                                   --         BBB     2,562,800
2,925,000  Guam Power Authority Revenue Bond, Series A,
           5.250%, 10/01/13                                   --         BBB     2,675,234
2,000,000  Guam Government, Series A, 5.375%, 11/15/13.       --         BBB     1,831,180
3,850,000  Virgin Islands Public Financial Authority,
           Series A, 7.250%, 10/01/18                         --          --     4,140,366
                                                                              ------------
                                                                                12,238,640
                                                                              ------------
           Total Investments--99.5%
           (Identified Cost $118,447,282)(b)                                   126,276,887
           Cash and Receivables                                                  3,739,589
           Liabilities.                                                        (3,090,218)
                                                                              ------------
           Total Net Assets--100%.                                            $126,926,258
                                                                              ============

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

(a) See Note 1a to the financial statements.
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost of $118,505,421 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost                                         $ 7,959,847
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax cost
    over value                                              (188,381)
                                                           -----------
    Net unrealized appreciation                            $ 7,771,466
                                                            ==========
    As of December 31, 1995, the Fund had a net tax
    basis capital loss carryforward as follows:
    Expiring December 31, 2002                             $ 2,495,494
(c) The ratings shown are believed to be the most recent ratings available at December 31, 1995. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at December 31, 1995. The Fund's adviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                      $126,276,887
Cash                                                           838,496
Receivable for:
 Fund shares sold                                               99,706
 Securities sold                                               514,338
 Accrued interest                                            2,284,049
Prepaid registration expense                                     3,000
                                                          ------------
                                                           130,016,476
LIABILITIES
Payable for:
 Securities purchased.                         $2,781,882
 Fund shares redeemed.                             57,275
 Dividends declared                               128,143
Accrued expenses:
 Management fees                                   76,654
 Deferred trustees' fees                            1,451
 Other expenses.                                   44,813
                                               ----------
                                                             3,090,218
                                                          ------------
NET ASSETS.                                               $126,926,258
                                                           ===========
Net Assets consist of:
 Capital paid in                                          $121,748,064
 Distributions in excess of net investment income             (60,268)
 Accumulated net realized losses                           (2,591,144)
 Unrealized appreciation on investments.                     7,829,606
                                                          ------------
NET ASSETS.                                               $126,926,258
                                                           ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($120,229,135 divided by 7,135,425 shares of beneficial
interest)                                                       $16.85
                                                              ========
Offering price per share (100/95.75 of $16.85)                 $17.60*
                                                              ========
Net asset value and offering price of Class B shares
($6,697,123 divided by 398,139 shares of beneficial
interest)                                                     $16.82**
                                                              ========
Identified cost of investments                            $118,447,282
                                                         =============

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
Year ended December 31, 1995

INVESTMENT INCOME
Interest                                                   $ 7,541,154
Expenses
 Management fees.                                 $697,878
 Service and distribution fees--Class A            399,216
 Service and distribution fees--Class B             55,139
 Trustees' fees and expenses                        21,465
 Custodian                                          92,445
 Transfer agent                                    164,861
 Audit and tax services                             16,000
 Legal                                              20,481
 Printing                                           24,865
 Registration.                                      15,331
 Miscellaneous                                       7,218
                                                 ---------
Total expenses.                                  1,514,899
 Less expenses waived by the investment
adviser                                         (462,668)    1,052,231
                                                 ---------   ---------
Net investment income                                        6,488,923
REALIZED and UNREALIZED GAIN on INVESTMENTS
Realized gain on Investments--net.                 964,359
Unrealized appreciation on investments--net.    12,009,442
                                               -----------
Net gain on investment transactions                         12,973,801
                                                           -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $19,462,724
                                                           ===========

STATEMENT OF CHANGES IN NET ASSETS

                                        YEAR ENDED          YEAR ENDED
                                     DECEMBER 31,         DECEMBER 31,
                                              1994                1995
                                     ------------         ------------
FROM OPERATIONS
Net investment income                  $6,848,147           $6,488,923
Net realized gain (loss) on investments.(3,539,373)            964,359
Unrealized appreciation (depreciation)
on investments,                       (12,872,878)          12,009,442
                                     ------------         ------------
Increase (decrease) in net assets
from operations                        (9,564,104)          19,462,724
                                     ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
 Class A                               (6,682,041)         (6,224,656)
 Class B                                 (166,109)           (264,268)
In excess of net investment income
 Class A                                 (142,043)            (20,659)
 Class B                                   (3,669)             (1,520)
                                     ------------         ------------
                                       (6,993,862)         (6,511,103)
                                     ------------         ------------
Increase (decrease) in net assets
derived from capital
 share transactions.                   (1,440,896)           1,887,316
                                     ------------         ------------
Total increase (decrease) in net
assets                                (17,998,862)          14,838,937
NET ASSETS
Beginning of the year                  130,086,183         112,087,321
                                     ------------         ------------
End of the year.                     $112,087,321         $126,926,258
                                       ===========         ===========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME
Beginning of the year$                     40,189           $ (55,525)
                                       ===========         ===========
End of the year.                        $ (55,525)          $ (60,268)
                                       ===========         ===========

FINANCIAL HIGHLIGHTS

                                                     CLASS A
                               ---------------------------------------
                                        YEAR ENDED DECEMBER 31,
                          1991      1992      1993      1994      1995
                        -----     -----     -----     -----      -----
Net Asset Value,
Beginning of
 Period               $ 16.01   $ 16.37    $16.62    $17.27     $15.10
                        ------    ------   -------   -------   -------
Income From Investment
Operations
Net Investment Income     1.08      1.03      0.97      0.89      0.88
Net Realized and
Unrealized Gain
(Loss) on Investments     0.69      0.40      1.05    (2.15)      1.76
                        ------    ------   -------   -------   -------
Total From Investment
Operations                1.77      1.43      2.02    (1.26)      2.64
                        ------    ------   -------   -------   -------
Less Distributions
Distributions
From Net Investment
Income                  (1.07)    (1.03)    (0.97)    (0.89)    (0.89)
Distributions
in Excess of Net
Investment Income         0.00      0.00      0.00    (0.02)      0.00
Distributions From
Net Realized
Capital Gains           (0.34)    (0.15)    (0.40)      0.00      0.00
                        ------    ------   -------   -------   -------
Total Distributions.    (1.41)    (1.18)    (1.37)    (0.91)    (0.89)
                        ------    ------   -------   -------   -------
Net Asset Value,
End of Period         $ 16.37   $ 16.62    $17.27    $15.10     $16.85
                       =======    ======    ======    ======    ======
Total Return (%) (b).     11.5       9.1      12.4     (7.4)      17.8
Ratio of Operating
Expenses to
Average Net Assets (%) (a).1.00     0.85      0.85      0.85      0.85
Ratio of Net
Investment Income to
Average Net Assets (%)    6.62      6.25      5.58      5.63      5.46
Portfolio
Turnover Rate (%)           86        29        42        48       127
Net Assets,
End of Period (000)   $68,534   $91,932  $128,797  $107,565   $120,229

(a)  Commencing   May  1,1991  expenses  were  voluntarily  limited   to   0.85%
     of Class A average net assets. See Note 4. The ratio of operating expenses to average net assets, without giving effect
     to   this   expense  limitation  would   have  been  1.34%,  1.26%,   1.21%
     and  1.24%  for  the  years  ended  December  31,   1991,  1992,  1993  and
     1994 respectively and 1.24% for the year ended December 31, 1995. From May 18, 1989 through April 30,1991 expenses were voluntarily limited to 1.35% of average net assets.
(b) A sales charge of 4.25% (maximum) was not reflected in total return calculations.

                                              CLASS B
                          --------------------------------------------
                           SEPTEMBER 13,(A)
                                    THROUGH  YEAR ENDED     YEAR ENDED
                               DECEMBER 31,DECEMBER 31,   DECEMBER 31,
                                       1993        1994           1995
                                      -----       -----          -----
Net Asset Value,
Beginning of Period                  $17.78      $17.26         $15.08
                                     ------      ------         ------
Income From Investment
Operations
Net Investment Income                  0.25        0.77           0.78
Net Realized and Unrealized
Gain (Loss) on
Investments                          (0.15)      (2.14)           1.74
                                     ------      ------         ------
Total From Investment Operations.      0.10      (1.37)           2.52
                                     ------      ------         ------
Less Distributions
Distributions From Net
Investment Income.                   (0.22)      (0.79)         (0.78)
Distributions in Excess
of Net Investment
Income.                                      0.00(0.02)           0.00
Distributions From Net
Realized Capital
Gains                                (0.40)        0.00           0.00
Distributions From Paid-in Capital     0.00        0.00           0.00
                                     ------      ------         ------
Total Distributions.                 (0.62)      (0.81)         (0.78)
                                     ------      ------         ------
Net Asset Value, End of Period.      $17.26      $15.08         $16.82
                                     ======      ======         ======
Total Return (%) (d)                    0.4       (8.0)           17.0
Ratio of Operating Expenses to
Average Net
Assets (%) (b).                     1.50(c)        1.50           1.50
Ratio of Net Investment Income
to Average
Net
Assets (%)                          4.26(c)        4.98           4.81
Portfolio Turnover Rate (%).             42          48            126
Net Assets, End of Period (000)      $1,289      $4,523         $6,697

(a)  Commencement of operations.
(b)  Effective   September  13,  1993  expenses  were  voluntarily  limited   to
     1.50%  of   Class  B  average  net  assets.  See  Note  4.  The  ratio   of
     operating  expenses   for  Class  B  shares  would  have  been  1.86%   for
     the period ended December 31, 1993, 1.89% for the year ended December 31, 1994 and 1.89% for the year ended December 31, 1995.
(c)  Computed on an annualized basis.
(d)  Periods less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

1.The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The   Fund  offers  both  Class  A  and  Class  B  shares.  The  Fund  commenced its  public  offering  of  Class  B  shares  on  September  13,  1993.  Class  A shares  are  sold  with  a  maximum  front end  sales  charge  of  4.25%.  Class
B  shares  do  not  pay  a  front end sales charge, but  pay  a  higher  ongoing
distribution  fee  than  Class  A  shares  for  eight  years  (at  which   point
they   automatically  convert  to  Class  A  shares),  and  are  subject  to   a
contingent   deferred  sales  charge  if  those  shares  are   redeemed   within
five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the
Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The   preparation   of  financial  statements  in  accordance   with   generally
accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION.The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME.Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the

December 31, 1995

accrual basis. Interest income for the Fund is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES.The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

D.   DIVIDENDS   AND  DISTRIBUTIONS  TO  SHAREHOLDERS.Dividends   are   declared
daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to the amortization of
market   discount.  Permanent  book  and  tax  basis  differences  relating   to
shareholder   distributions  will  result  in  reclassification   to   paid   in
capital.

E. REPURCHASE AGREEMENTS.The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay
Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. 2.Purchases and Sales of Securities (excluding short-term investments) for the year ended December 31, 1995 were $150,806,533 and $148,384,593, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life

December 31, 1995

Insurance   Company.   The  management  agreement  for  the   Fund   in   effect
during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED  ANNUAL PERCENTAGE RATE    ANNUAL NET ASSET VALUE LEVELS
-----------  -----------------------   -----------------------------
$697,878(a)  0.600%                     the first $100 million
             0.500%                     the excess over $100 million

(a) Before reduction pursuant to voluntary expense limitations. See
Note 4.

Effective   January  1,  1996,  New  England  Funds  Management,   L.P.   became
the   adviser   for   the   Fund   with   the   aforementioned   adviser   being
retained as the Fund's sub-adviser.

B.  SERVICE  AND  DISTRIBUTION  FEES.Pursuant  to  Rule  12b-1  under  the  1940
Act,  the  Trust  has  adopted  Service  and  Distribution  Plans  relating   to
the Fund's Class A and Class B shares (the "Plans").

Under   the  Plans,  the  Fund  pays  New  England  Funds,  L.P.  ("New  England
Funds")  a  monthly  service  fee at the annual rate  of  up  to  0.25%  of  the average  daily  net  assets  attributable  to  the  Fund's  Class  A  and  Class
B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $285,120 and $39,381 in service fees for Class A and Class B shares respectively.

Also   under   the   Plans,   the   Fund  pays   New   England   Funds   monthly
distribution  fees  at  the  annual  rate  of  up  to  0.10%  of   the   average
daily  net  assets  attributable  to  the  Fund's  Class  A  shares  and  up  to
0.75%  of  the  average  daily  net  assets attributable  to  the  Fund's  Class
B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be
affiliated   with  New  England  Funds)  incurred  by  New  England   Funds   in
connection  with  the  marketing  or  sale  of  Class  A  and  Class  B  shares, respectively.  For  the  year  ended  December  31,  1995,  the  Fund  paid  New
England Funds $114,096 and $15,758 in distribution fees for Class A and Class B shares respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995, amounted to $185,109.

C. TRANSFER AGENT FEES.New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $128,315 as compensation for its services in that capacity.

December 31, 1995

D. TRUSTEES FEES AND EXPENSES.The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                             $2,400
          Meeting Fee                           $125/meeting
          Committee Meeting Fee                  $75/meeting
          Committee Chairman Annual Retainer            $125

A   deferred   compensation   plan  is  available   to   the   trustees   on   a
voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4.EXPENSE   LIMITATIONS.Commencing  May  1,  1991  and  until   further   notice
to   the  Fund,  Back  Bay  Advisors  has  voluntarily  agreed  to  reduce   its
management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of the
Fund's   Class  A  average  daily  net  assets  and,  effective  September   13,
1993,   1.50%  of  Class  B  average  daily  net  assets.  From  May  18,   1989
through   April   30,  1991  Back  Bay  Advisors  reduced  its  management   fee
and  assumed  expenses  of  the  Fund in order  to  limit  the  Fund's  expenses to an annual rate of 1.35%. As a result of the Fund's expenses exceeding the applicable voluntary expense limitation during the year ended December 31, 1995, management fees of $697,878 were reduced by $462,668.

5.CONCENTRATION    OF    CREDIT.The   Fund    primarily    invests    in    debt
obligations
issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations.

December 31, 1995

6.CAPITAL SHARES.At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                   YEAR ENDED               YEAR ENDED
                            DECEMBER 31, 1994        DECEMBER 31, 1995
                            -----------------        -----------------
CLASS A                  SHARES        AMOUNT     SHARES        AMOUNT
-------                  ------        ------     ------        ------
Shares sold           1,495,711  $ 24,082,024  1,129,898  $ 18,233,627
Shares issued in
connection with
the reinvestment of:
Distributions from net
 investment income      319,675     5,081,475    287,896     4,667,423
                        -------     ---------   --------    ----------
                      1,815,386    29,163,499  1,417,794    22,901,050
Shares repurchased  (2,152,761) (34,240,511) (1,404,246)  (22,616,973)
                        -------     ---------   --------    ----------
Net increase (decrease) (337,375) $ (5,077,012)   13,548     $ 284,077
                      =========   ===========  =========   ===========
                                   YEAR ENDED               YEAR ENDED
                            DECEMBER 31, 1994        DECEMBER 31, 1995
                            -----------------        -----------------
CLASS B                  SHARES        AMOUNT     SHARES        AMOUNT
-------                  ------        ------     ------        ------
Shares sold             236,907    $3,824,321    108,712    $1,767,504
Shares issued in
connection with
the reinvestment of:
Distributions from net
 investment income        8,342       130,950     12,879       208,742
                        245,249     3,955,271    121,591     1,976,246
Shares repurchased.    (19,965)     (319,155)   (23,445)     (373,007)
                        -------     ---------   --------    ----------
Net increase (decrease).225,284    $3,636,116     98,146    $1,603,239
                      =========   ===========  =========   ===========
Increase (decrease)
derived from
capital share
transactions.        (112,091)  $ (1,440,896)    111,694    $1,887,316
                      =========   ===========  =========   ===========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the New England Funds Trust II, and the Shareholders of the NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the New England Massachusetts Tax Free Income Fund as of December 31, 1995, and the
related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the
period   then   ended,  and  financial  highlights  for  each  of  the   periods
indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements
and   financial  highlights  are  free  of  material  misstatement.   An   audit
includes   examining,  on  a  test  basis,  evidence  supporting   the   amounts
and   disclosures   in   the  financial  statements.  Our  procedures   included
confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England Massachusetts Tax Free Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND LLP

Boston, Massachusetts
February 2, 1996

SHAREHOLDER MEETING

(unaudited)

At a special shareholders' meeting held on December 28, 1995, shareholders of the Massachusetts Tax Free Income Fund voted for the following proposals:

                                 VOTED         VOTED    ABSTAINED       BROKER          TOTAL
                                   FOR       AGAINST        VOTES    NON-VOTES          VOTES
                         -------------  -----------  -----------  -----------   -------------
1. To approve new investment
advisory arrangements to
be effective upon the
merger of New England
Mutual Life Insurance
Company into Metropolitan
Life Insurance Company,
such arrangements to be
substantially identical to
the investment advisory
arrangements in effect for
the Fund immediately prior
to such merger.         4,277,898.148   142,109.010   155,405.160               4,575,412.318
                         =============   ===========  ===========
2. To approve a new Advisory
Agreement between the Fund
and New England Funds
Management, L.P.
("NEFM")                4,192,156.651   187,308.679   174,084.980  21,862.008   4,575,412.318
                         =============   ===========  ===========   ==========
3. To approve a related Sub-
Advisory Agreement between
NEFM and such Fund's
current investment
adviser                 4,141,831.401   198,082.532   213,636.380  21,862.005   4,575,412.318
                         =============   ===========  ===========   ==========
4. To approve changes in the
Fund's fundamental
investment restrictions,
in order to permit the
Fund to engage in
transactions in options
and futures contracts   3,312,652.062   502,882.637  202,562.610  557,315.009   4,575,412.318
                         =============   ===========  ===========   ==========
5. To approve a change in the
Fund's fundamental
investment policies, in
order to permit the Fund,
under normal market
conditions, to invest up
to 20% of its net assets
in securities that produce
income that is subject to
the regular federal income
tax, the Massachusetts
personal income tax or the
federal alternative
minimum tax             3,182,400.260   610,908.436  220,604.620  561,499.002   4,575,412.318
                         =============   ===========  ===========   ==========

REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY
1.   ItOs an easy way to build assets
2.   ItOs convenient and effortless
3.   It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.   It can help you benefit from the ups and downs of the market
     With Investment Builder, New England FundsO automatic investment program, you can invest as little as $50 a month in your New England Fund automatically - without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $50

Years                Growth of Monthly Investments
0                                               $0
5                                           $3,661
10                                          $9,040
15                                         $16,943
20                                         $28,555
25                                         $45,618

Monthly investments of $100

Years                Growth of Monthly Investments
0                                               $0
5                                           $7,322
10                                         $18,079
15                                         $33,886
20                                         $57,111
25                                         $91,236
Monthly investments of $200

Years                Growth of Monthly Investments
0                                               $0
5                                          $14,643
10                                         $36,158
15                                         $67,772
20                                        $114,222
25                                        $182,472
Monthly investments of $500

Years                Growth of Monthly Investments
0                                               $0
5                                          $36,608
10                                         $90,396
15                                        $169,429
20                                        $285,555
25                                        $456,181
For   illustrative   purposes   only.  These  figures   represent   hypothetical
accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New
England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

INFORMATION ON CALL
YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT
Do you like to keep on top of your New England Funds but canOt always call us during regular business hours? With Tele#Facts, New England FundsO 24-hours a day automated telephone system, you can call us any time thatOs convenient for you - day or night!
By calling 1-800-346-5984 from any Touch-Tone(R) telephone, you can:
- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:
1.YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number
2.THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card
3.FUNCTION NUMBER - listed on the Tele#Facts wallet card
4.ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think youOll enjoy this easy-to-use and convenient service from New England Funds!

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

399 Boylston Street
Boston, Massachusetts
02116

[LOGO]
QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

MA56

[RECYCLE LOGO] PRINTED ON RECYCLED PAPER

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.